Derivative assets and liabilties (Outstanding commodity-related derivatives) (Details)		12 Months Ended
		Dec. 31, 2016 MMbtu MW bbl bushels	Dec. 31, 2015 barrels MMbtu MW bbl bushels
Fixed Swaps Futures [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(52,652,500)	(14,380,000)
Fixed Swaps Futures [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Short [Member]
Term Of Commodity Derivatives		2017	2016
Fixed Swaps Futures [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Short [Member]
Term Of Commodity Derivatives		2019	2018
Fixed Swaps Futures [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Short [Member]
Notional Volume		(682,500)	(602,500)
Term Of Commodity Derivatives		2017
Fixed Swaps Futures [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Short [Member]
Term Of Commodity Derivatives			2016
Fixed Swaps Futures [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Short [Member]
Term Of Commodity Derivatives			2017
Fixed Swaps Futures [Member] | Natural Gas [Member] | Fair Value Hedging [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(36,370,000)	(37,555,000)
Term Of Commodity Derivatives		2017	2016
Forward Physical Contracts [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Long [Member]
Notional Volume			(21,922,484)
Forward Physical Contracts [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(22,492,489)
Term Of Commodity Derivatives		2017
Forward Physical Contracts [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Long [Member]
Term Of Commodity Derivatives			2016
Forward Physical Contracts [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Long [Member]
Term Of Commodity Derivatives			2017
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Long [Member]
Notional Volume		(10,750,000)
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Short [Member]
Notional Volume			(6,522,500)
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Long [Member]
Term Of Commodity Derivatives		2017	2016
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Long [Member]
Term Of Commodity Derivatives		2018	2017
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Long [Member]
Notional Volume	[1]	(2,242,500)
Term Of Commodity Derivatives		2017
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Short [Member]
Notional Volume	[1]		(31,240,000)
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Long [Member]
Term Of Commodity Derivatives			2016
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Long [Member]
Term Of Commodity Derivatives			2017
Basis Swaps IFERC/NYMEX [Member] | Natural Gas [Member] | Fair Value Hedging [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(36,370,000)	(37,555,000)
Term Of Commodity Derivatives		2017	2016
Swing Swaps IFERC [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Long [Member]
Notional Volume			(71,340,000)
Swing Swaps IFERC [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(5,662,500)
Term Of Commodity Derivatives		2017
Swing Swaps IFERC [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Short [Member]
Term Of Commodity Derivatives			2016
Swing Swaps IFERC [Member] | Natural Gas [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Short [Member]
Term Of Commodity Derivatives			2017
Call Option [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Long [Member]
Notional Volume | MW		(186,400)	(1,300,647)
Term Of Commodity Derivatives		2017	2016
Forward Swaps [Member] | Natural Gas Liquids [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(5,786,627)	(8,146,800)
Term Of Commodity Derivatives		2017
Forward Swaps [Member] | Natural Gas Liquids [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Short [Member]
Term Of Commodity Derivatives			2016
Forward Swaps [Member] | Natural Gas Liquids [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Short [Member]
Term Of Commodity Derivatives			2018
Forward Swaps [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Long [Member]
Notional Volume | MW		(391,880)	(357,092)
Forward Swaps [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Long [Member]
Term Of Commodity Derivatives		2017	2016
Forward Swaps [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Long [Member]
Term Of Commodity Derivatives		2018	2017
Future [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Long [Member]
Notional Volume | MW		(109,564)
Future [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Short [Member]
Notional Volume | MW			(109,791)
Term Of Commodity Derivatives			2016
Future [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Long [Member]
Term Of Commodity Derivatives		2017
Future [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Long [Member]
Term Of Commodity Derivatives		2018
Future [Member] | WTI Crude Oil [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Short [Member]
Notional Volume | bbl		(617,000)	(591,000)
Term Of Commodity Derivatives		2017
Future [Member] | WTI Crude Oil [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Minimum [Member] | Short [Member]
Term Of Commodity Derivatives			2016
Future [Member] | WTI Crude Oil [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Maximum [Member] | Short [Member]
Term Of Commodity Derivatives			2017
Future [Member] | Refined Products [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Short [Member]
Notional Volume		(2,240,000)	(939,000)
Term Of Commodity Derivatives		2017
Future [Member] | Refined Products [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Minimum [Member] | Short [Member]
Term Of Commodity Derivatives			2016
Future [Member] | Refined Products [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Maximum [Member] | Short [Member]
Term Of Commodity Derivatives			2017
Future [Member] | Corn [Member] | Mark to Market Derivatives [Member] | Non Trading [Member]
Notional Volume | bushels		0
Future [Member] | Corn [Member] | Mark to Market Derivatives [Member] | Non Trading [Member] | Long [Member]
Notional Volume | bushels			(1,185,000)
Term Of Commodity Derivatives		2016
Put Option [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Long [Member]
Notional Volume | MW			(260,534)
Term Of Commodity Derivatives			2016
Put Option [Member] | Power [Member] | Mark to Market Derivatives [Member] | Trading [Member] | Short [Member]
Notional Volume | MW		(50,400)
Term Of Commodity Derivatives		2017
Hedged Item - Inventory (MMBtu) [Member] | Natural Gas [Member] | Fair Value Hedging [Member] | Non Trading [Member] | Long [Member]
Notional Volume		(36,370,000)	(37,555,000)
Term Of Commodity Derivatives		2017	2016

[1]	Includes aggregate amounts for open positions related to Houston Ship Channel, Waha Hub, NGPL TexOk, West Louisiana Zone and Henry Hub locations.